Inventories - Summary of Inventories (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Apr. 01, 2022
Classes of current inventories [abstract]
Finished products	¥ 1,028,359	¥ 1,028,614
Work in process	314,020	244,140
Raw materials, purchased components and supplies	176,265	195,288
Inventories	¥ 1,518,644	¥ 1,468,042	¥ 874,007